Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2019	$5,795.5	$10,974.5	$29,594.6	$7,656.3	$54,020.9
Additions	—	4,879.6	3,710.4	647.8	9,237.8
Disposals or retirements	—	—	(260.9)	—	(260.9)
Effect of exchange rate changes	(102.1)	0.9	(20.1)	(1.2)	(122.5)

Balance at December 31, 2019	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3

Accumulated amortization and impairment

Balance at January 1, 2019	$—	$8,756.0	$23,023.7	$5,239.1	$37,018.8
Additions	—	1,066.9	3,747.3	658.2	5,472.4
Disposals or retirements	—	—	(258.6)	—	(258.6)
Effect of exchange rate changes	—	0.9	(10.3)	(0.9)	(10.3)

Balance at December 31, 2019	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3

Carrying amounts at December 31, 2019	$5,693.4	$6,031.2	$6,521.9	$2,406.5	$20,653.0

Cost

Balance at January 1, 2020	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3
Additions	—	6,308.9	3,275.8	2,974.8	12,559.5
Disposals or retirements	—	—	(60.5)	—	(60.5)
Effect of exchange rate changes	(256.8)	(2.2)	(0.3)	(0.1)	(259.4)

Balance at December 31, 2020	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9

Accumulated amortization and impairment

Balance at January 1, 2020	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3
Additions	—	2,404.5	3,669.2	1,112.5	7,186.2
Disposals or retirements	—	—	(59.9)	—	(59.9)
Effect of exchange rate changes	—	(2.1)	0.3	—	(1.8)

Balance at December 31, 2020	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8

Carrying amounts at December 31, 2020	$5,436.6	$9,935.5	$6,127.3	$4,268.7	$25,768.1

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2021	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9
Additions	—	1,372.8	7,726.2	219.5	9,318.5
Disposals or retirements	—	—	(318.7)	—	(318.7)
Effect of exchange rate changes	(57.4)	(0.5)	4.5	0.1	(53.3)

Balance at December 31, 2021	$5,379.2	$23,534.0	$43,651.0	$11,497.2	$84,061.4

Accumulated amortization and impairment

Balance at January 1, 2021	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8
Additions	—	2,686.8	4,323.9	1,196.5	8,207.2
Disposals or retirements	—	—	(317.5)	—	(317.5)
Effect of exchange rate changes	—	(0.6)	3.5	0.3	3.2

Balance at December 31, 2021	$—	$14,912.4	$34,121.6	$8,205.7	$57,239.7

Carrying amounts at December 31, 2021	$5,379.2	$8,621.6	$9,529.4	$3,291.5	$26,821.7